SUPPLEMENT TO THE

FIDELITY DESTINY PORTFOLIOS:
DESTINY I: CLASS N AND DESTINY II: CLASS N

APRIL 26, 1999

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (1) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (III) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (V) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"EXPOSURE TO FOREIGN MARKETS" BEGINNING ON PAGE 3.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

   THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS"
SECTION BEGINNING ON PAGE 19 HAS BEEN REMOVED.

   LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 19.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended September 30, 1998, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Destiny IB,C,E               Destiny IIB,D,E              Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 2,265                      $ 1,426                      $ 223,500

Phyllis Burke Davis          $ 2,250                      $ 1,416                      $ 220,500

Robert M. Gates              $ 2,285                      $ 1,439                      $ 223,500

E. Bradley Jones             $ 2,265                      $ 1,426                      $ 222,000

Donald J. Kirk               $ 2,296                      $ 1,447                      $ 226,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 2,285                      $ 214,500                    $ 223,500

Gerald C. McDonough          $ 2,821                      $ 1,776                      $ 273,500

Marvin L. Mann               $ 2,249                      $ 1,417                      $ 220,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 2,281                      $ 1,436                      $ 223,500



   * Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

   ** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

   *** Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1053; Phyllis Burke Davis, $1053; Robert M. Gates, $1054; E. Bradley Jones, $1053; Donald J. Kirk, $1053; William O. McCoy, $1053; Gerald C. McDonough, $1229; Marvin L. Mann, $1053; and Thomas R. Williams, $1053.

   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $663; Phyllis Burke Davis, $663; Robert M. Gates, $663; E. Bradley Jones, $663; Donald J. Kirk, $663; William O. McCoy, $1053; Gerald C. McDonough, $774; Marvin L. Mann, $663; and Thomas R. Williams, $663.

   E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $895, Destiny I; Ralph F. Cox, $564, Destiny II; Marvin L. Mann, $895, Destiny I; Marvin L. Mann $564, Destiny II; William O. McCoy, $669, Destiny I; William O. McCoy, $427, Destiny II; Thomas R. Williams, $895, Destiny I; Thomas R. Williams, $564, Destiny II.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 22.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each fund is subject to downward adjustment, depending upon whether, and to what extent, the fund's Class O investment performance for the performance period is exceeded by the record of the S&P 500 (the Index) over the same period. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for each of Destiny I and Destiny II.

Each percentage point of difference, calculated to the nearest 1.00% (up to a maximum difference of -10.00) is multiplied by a performance adjustment rate of 0.02%.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be subtracted from the basic fee.

The maximum annualized performance adjustment rate is limited to -0.24% of each fund's average net assets up to and including
$100,000,000 and -0.20% of each fund's average net assets in excess of $100,000,000 over the performance period.

A class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.

Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by each fund.

Fund        Fiscal Years Ended September  Performance Adjustment  Management Fees Paid to FMR
            30#

Destiny I   1998                          $ (9,828,127)           $ 19,657,092*

            1997                          $ (5,561,177)           $ 19,154,944*

            1996                          $ 6,251,818             $ 26,878,078*

Destiny II  1998                          $ (5,588,522)           $ 18,377,658*

            1997                          $ (3,137,435)           $ 15,305,746*

            1996                          $ 2,752,964             $ 16,685,378*


* Including the amount of the performance adjustment.

# Prior to July 1, 1999, each of Destiny I and Destiny II paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate for each fund was limited to (plus/minus)0.24% of the fund's average net assets up to and including $100,000,000 and (plus/minus)0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a class's total returns, and repayment of the reimbursement by a fund will lower its total returns.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 23.


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES


Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%           $ 1 billion       .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000             850              .2756

 210 - 246            .2950             900              .2732

 246 - 282            .2900             950              .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167




   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 26.

   AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

   Effective February 18, 1999, Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts serves as independent accountant for each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.


SUPPLEMENT TO THE

FIDELITY DESTINY PORTFOLIOS:
DESTINY I AND DESTINY II

NOVEMBER 19, 1998

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (1) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (III) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.

(iii) Each fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

THE FOLLOWING INFORMATION REPLACES PARAGRAPH (V) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(v) Each fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION UNDER THE HEADING
"EXPOSURE TO FOREIGN MARKETS" BEGINNING ON PAGE 3.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

   THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS"
SECTION BEGINNING ON PAGE 20 HAS BEEN REMOVED.

   LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 20.

   NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

   THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 20.

   The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended September 30, 1998, or calendar year ended December 31, 1998, as applicable.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Destiny IB,C,E               Destiny IIB,D,E              Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 2,265                      $ 1,426                      $ 214,500

Phyllis Burke Davis          $ 2,250                      $ 1,416                      $ 210,000

Robert M. Gates              $ 2,285                      $ 1,439                      $ 176,000

E. Bradley Jones             $ 2,265                      $ 1,426                      $ 211,500

Donald J. Kirk               $ 2,296                      $ 1,447                      $ 211,500

Ned C. Lautenbach***         $ 0                          $ 0                          $ 0

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 2,285                      $ 1,439                      $ 214,500

Gerald C. McDonough          $ 2,821                      $ 1,776                      $ 264,500

Marvin L. Mann               $ 2,249                      $ 1,417                      $ 214,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 2,281                      $ 1,436                      $ 214,500



   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.

   *** Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $1053; Phyllis Burke Davis, $1053; Robert M. Gates, $1054; E. Bradley Jones, $1053; Donald J. Kirk, $1053; William O. McCoy, $1053; Gerald C. McDonough, $1229; Marvin L. Mann, $1053; and Thomas R. Williams, $1053.

   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $663; Phyllis Burke Davis, $663; Robert M. Gates, $663; E. Bradley Jones, $663; Donald J. Kirk, $663; William O. McCoy, $1053; Gerald C. McDonough, $774; Marvin L. Mann, $663; and Thomas R. Williams, $663.

   E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $895, Destiny I; Ralph F. Cox, $564, Destiny II; Marvin L. Mann, $895, Destiny I; Marvin L. Mann $564, Destiny II; William O. McCoy, $669, Destiny I; William O. McCoy, $427, Destiny II; Thomas R. Williams, $895, Destiny I; Thomas R. Williams, $564, Destiny II.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"MANAGEMENT CONTRACTS" SECTION BEGINNING ON PAGE 23.

COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for each fund is subject to downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period is exceeded by the record of the S&P 500 (the Index) over the same period. The performance period consists of the most recent month plus the previous 35 months. After December 31, 2000, no performance adjustment will be applied to the basic fee for each of Destiny I and Destiny II.

Each percentage point of difference, calculated to the nearest 1.00% (up to a maximum difference of -10.00) is multiplied by a performance adjustment rate of 0.02%.

The performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be subtracted from the basic fee.

The maximum annualized performance adjustment rate is limited to -0.24% of each fund's average net assets up to and including
$100,000,000 and -0.20% of each fund's average net assets in excess of $100,000,000 over the performance period.

A fund's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund are treated as if reinvested in that fund's shares at the NAV as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index.

Because the adjustment to the basic fee is based on a fund's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of negative or positive performance adjustments to the management fees paid by each fund.

Fund        Fiscal Years Ended September  Performance Adjustment  Management Fees Paid to FMR
            30#

Destiny I   1998                          $ (9,828,127)           $ 19,657,092*

            1997                          $ (5,561,177)           $ 19,154,944*

            1996                          $ 6,251,818             $ 26,878,078*

Destiny II  1998                          $ (5,588,522)           $ 18,377,658*

            1997                          $ (3,137,435)           $ 15,305,746*

            1996                          $ 2,752,964             $ 16,685,378*


* Including the amount of the performance adjustment.

# Prior to July 1, 1999, each of Destiny I and Destiny II paid FMR a monthly management fee with two components: a basic fee and a performance adjustment. The basic fee was subject to upward or downward adjustment, depending on whether, and to what extent, the fund's investment performance for the performance period exceeded, or was exceeded by, the record over the same period of the S&P 500. The maximum annualized performance adjustment rate for each fund was limited to (plus/minus)0.24% of the fund's average net assets up to and including $100,000,000 and (plus/minus)0.20% of the fund's average net assets in excess of $100,000,000 over the performance period.

During the reporting period, FMR voluntarily modified the breakpoints in the group fee rate schedule on January 1, 1996 to provide for lower management fee rates as FMR's assets under management increase.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's total returns, and repayment of the reimbursement by a fund will lower its total returns.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 24.


GROUP FEE RATE SCHEDULE                EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%           $ 1 billion       .5200%

 3 - 6                .4900             50               .3823

 6 - 9                .4600             100              .3512

 9 - 12               .4300             150              .3371

 12 - 15              .4000             200              .3284

 15 - 18              .3850             250              .3219

 18 - 21              .3700             300              .3163

 21 - 24              .3600             350              .3113

 24 - 30              .3500             400              .3067

 30 - 36              .3450             450              .3024

 36 - 42              .3400             500              .2982

 42 - 48              .3350             550              .2942

 48 - 66              .3250             600              .2904

 66 - 84              .3200             650              .2870

 84 - 102             .3150             700              .2838

 102 - 138            .3100             750              .2809

 138 - 174            .3050             800              .2782

 174 - 210            .3000             850              .2756

 210 - 246            .2950             900              .2732

 246 - 282            .2900             950              .2710

 282 - 318            .2850             1,000            .2689

 318 - 354            .2800             1,050            .2669

 354 - 390            .2750             1,100            .2649

 390 - 426            .2700             1,150            .2631

 426 - 462            .2650             1,200            .2614

 462 - 498            .2600             1,250            .2597

 498 - 534            .2550             1,300            .2581

 534 - 587            .2500             1,350            .2566

 587 - 646            .2463             1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

 over - 1,260         .2167



THE FOLLOWING SECTION IS TO BE ADDED, FOLLOWING THE "MANAGEMENT
CONTRACTS" SECTION, ENDING ON PAGE 26.

DISTRIBUTION SERVICES

Each fund has entered into a franchise agreement with FDC, an affiliate of FMR. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The franchise agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION IN THE
"DESCRIPTION OF THE TRUST" SECTION BEGINNING ON PAGE 26.

AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

Effective February 18, 1999, Deloitte & Touche LLP,    200 Berkeley
Street, Boston, Massachusetts     serves as independent accountant for
each fund. The auditor examines financial statements for the funds and provides other audit, tax, and related services.